Taxation - Summary of Composition of Income Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expenses		¥ 0	¥ 0		¥ 1,223	¥ 1	¥ 0
Deferred income tax expenses					0
Income tax expenses	$ 0	¥ 0	¥ 0	$ 187	¥ 1,223	¥ 1	¥ 0